TAX FREE FUNDS

                            [CHASE VISTA FUNDS LOGO]

                                   SEMI-ANNUAL
                                     REPORT

                         -----------------------------

                    Chase Vista(SM). Setting the Global Standard.



                        CHASE VISTA TAX FREE INCOME FUND

                              CHASE VISTA NEW YORK
                              TAX FREE INCOME FUND


                       CHASE VISTA CALIFORNIA INTERMEDIATE
                                  TAX FREE FUND





                                February 28, 1998
                                   (Unaudited)

                                   HIGHLIGHTS

                Supply and demand issues dominated the municipal
                    bond market during the reporting period.

                o Municipal bond issuers took advantage of falling
                  interest rates to refund higher-rate bonds, creating more supply than the market could comfortably absorb.

                o Narrow interest rate spreads between municipal bonds
                  of lower and higher quality provided the opportunity to upgrade quality and improve call protection.

      |--------------------------------------------------------------------|
      |                              CONTENTS                              |
      |--------------------------------------------------------------------|
      |                                                                    |
      |          Chairman's Letter                                      3  |
      |                                                                    |
      |          Chase Vista Tax Free Income Fund                       4  |
      |             Fund Commentary o Portfolio of Investments             |
      |                                                                    |
      |          Chase Vista New York Tax Free Income Fund             14  |
      |             Fund Commentary o Portfolio of Investments             |
      |                                                                    |
      |          Chase Vista California Intermediate Tax Free Fund     23  |
      |             Fund Commentary o Portfolio of Investments             |
      |                                                                    |
      |          Financial Statements                                  30  |
      |                                                                    |
      |          Notes to Financial Statements                         33  |
      |                                                                    |
      |          Financial Highlights                                  38  |
      |                                                                    |
      |--------------------------------------------------------------------|


|------------------------------------------------------------------------------|
| INVESTMENTS IN THE FUNDS ARE NOT DEPOSITS OF, OR GUARANTEED OR ENDORSED BY, | | THE CHASE MANHATTAN BANK, AND THE SHARES ARE NOT INSURED BY THE FDIC, FEDERAL| | RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENTS IN MUTUAL FUNDS | | INVOLVE RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. |
|------------------------------------------------------------------------------|

                               Chase Vista Funds

                               CHAIRMAN'S LETTER

                                                                  April 10, 1998

Dear Shareholder:

We are pleased to present this semi-annual report for Chase Vista Tax Free Income Fund, Chase Vista New York Tax Free Income Fund and Chase Vista California Intermediate Tax Free Fund for the six months ended February 28, 1998. Inside, you'll find information on the performance of each fund along with a report from the portfolio management team.

Falling Interest Rates Created Heavy New Supply

Entering the reporting period, most market participants assumed that the strong U.S. economy would lead the Federal Reserve Board to raise interest rates as a preemptive strike against inflation. However, the Asian crisis intervened, and the resulting global flight to U.S. Treasury bonds led domestic interest rates on a sharp downward path. Additionally, investors began to assume that the Asian crisis would act as a damper on inflation, because Asian goods would be cheaper in the U.S. and our exports to the region would fall, curbing our strong economy.

These changing views on inflation had more positive effects in the taxable bond market than in the municipal bond market, however, because many municipal issuers chose to take advantage of the lower rates to refund and pre-refund existing bonds. The resulting heavy supply was difficult for the market to absorb, causing municipals to underperform Treasury securities. Additionally, demand from property/casualty insurers, which had been a strong support in the market in late 1997, fell as these companies shored up reserves in light of damages caused by el nino related storms.

In this challenging environment, Chase Vista's portfolio management team was able to provide positive total returns while upgrading the quality of the portfolios in anticipation of a better supply/demand picture ahead. On behalf of the management team and everyone at Chase Vista, I thank you for the confidence you've placed in us and look forward to continuing to serve your investment needs.

Sincerely,

/s/ Fergus Reid

Fergus Reid
Chairman

                                About Your Fund

                        CHASE VISTA TAX FREE INCOME FUND


                                   FUND FACTS
Objective:                      Federal tax exempt income*

Primary investments:            Municipal bonds

Suggested investment
time frame:                     3-5 Years minimum

Market benchmark:               Lehman Municipal Bond Index

Lipper Funds category:          General Municipal Debt Funds Average

                                Class A            Class B
                               --------------     ---------------
Inception date:                 9/8/87            11/4/93

Newspaper symbol:               TF Inc            not listed


As of February 28, 1998

Net assets:                     $60.4 Million      $14.4 Million

Average maturity:               23.0 years         23.0 years

Average duration:               7.9 years          7.9 years

Average quality:                Aa/AA              Aa/AA

* A portion of the Fund's income may be subject to the Alternative Minimum Tax, and some investors may be subject to certain state and local taxes.

                                About Your Fund

                        CHASE VISTA TAX FREE INCOME FUND

PERFORMANCE

Chase Vista Tax Free Income Fund, which seeks to provide tax-exempt income through a portfolio of higher-quality municipal bonds of varying maturities, had a total return of 5.54% for the six month period ended February 28, 1998 (Class A shares, without sales charges). This compares to a return of 4.99% for the Lipper General Municipal Debt Funds Average and 5.04% for the unmanaged Lehman Municipal Bond Index.

STRATEGY

In attempting to deliver high current tax-free income, your management team uses a relative value analysis to select individual securities, identify points of value on the yield curve and target sectors for investment. During this reporting period, however, high new supply levels and the narrowing of quality spreads that resulted, made it difficult to shift among securities and sectors. Therefore, the management team focused on increasing coupon rates and call protection, which resulted in a higher-quality, better--structured portfolio.

Overall, the management team tried to maintain its slightly-long duration, but took more of a barbell approach. This strategy effectively shortened duration when property casualty insurers slowed down their purchases in the intermediate part of the yield curve, which put upward pressure on intermediate-term rates. Additionally, in January and early February, the management team effectively cut duration by moving out of some 30- and 40-year issues and into 20-year bonds, thereby reducing risk without giving up much yield.

On a state level, the Fund was underweighted in New York due to extremely heavy supply and also cut exposure to the Pacific Northwest given the potential economic impact of weakening Pacific Rim economies on the region. The Fund did take advantage of price-compression opportunities in states such as Kansas, which normally trade at a price premium, buying these bonds at relatively-attractive prices.

OUTLOOK

As the period ended, supply had begun to shrink to more manageable levels creating a better supply and demand picture. That, combined with the expectation that interest rates will fall later in the year, has led the management team to begin carefully increasing the Fund's duration, with an eye on the potential for volatility in rates over the short term. Given the shape of the yield curve, 15-year maturities have begun to look relatively attractive and the Fund expects to continue selectively investing in this area. Overall, state finances continue to improve and, with supply decreasing, the management team has a positive outlook for the next six months.

                                About Your Fund

                        CHASE VISTA TAX FREE INCOME FUND

                        CHASE VISTA TAX FREE INCOME FUND
                   COMPOSITION OF TOTAL ASSETS AS OF 2/28/98


                               [PIE CHART OMITTED}

                                                 Composition of
                                               Total Assets as of
                                                    2/28/98
                    Cash/Other                         6.2%
                    Investments                       93.8%


                  AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/98+

                                             Without          With
         Class A Shares                   Sales Charge    Sales Charge*
         One Year                             9.16%          4.24%
         Five Years                           5.95%          4.97%
         Ten Years                            8.57%          8.08%

                                             Without         With
         Class B Shares                       CDSC           CDSC**

         One Year                             8.37%          3.37%
         Five Years+                          5.19%          4.86%
         Ten Years+                           8.19%          8.19%

Source: Lipper Analytical Services, Inc. Past performance is not predictive of future performance. Investment return and principal will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

The Fund is currently waiving fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

 * The maximum sales charge for A shares is 4.50%.

** Assumes a 5% CDSC for the one year period, a 2% CDSC for the five year period and a 0% CDSC for the ten year period.

+ The Fund commenced operations on 9/8/87. Class B Shares were introduced on 11/4/93. Investors should note that the information presented for B Shares prior to their introduction is based upon historical expenses of the predecessor Class A Shares, which are lower than the actual expenses of the B Shares. Additionally, annualized figures have been reinstated to reflect the maximum contingent deferred sales charge that applies to the Fund's B Shares.

                                About Your Fund

                        CHASE VISTA TAX FREE INCOME FUND

                   GROWTH OF HYPOTHETICAL $10,000 INVESTMENT
                      IN CHASE VISTA TAX FREE INCOME FUND
                             AND ITS KEY BENCHMARKS

                              [LINE CHART OMITTED]

                                                             2/88          2/98
                                                           -------       -------
Chase Vista Tax Free Income Fund                           $10,000       $21,751
Lehman Municipal Bond Index                                $10,000       $22,008
Lipper General Municipal Debt Funds Average                $10,000       $20,794


Source: Lipper Analytical Services, Inc. Past performance is not predictive of future performance. Investment return and principal will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

This chart illustrates comparative performance for $10,000 invested in Class A shares of the Chase Vista Tax Free Income Fund, the Lehman Municipal Bond Index and the Lipper General Municipal Debt Funds Average from February 29, 1988 to February 28, 1998. The performance of the Fund assumes reinvestment of all dividends and capital gains and includes a 4.50% sales charge. The performance of the average and the index does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains on securities included in the benchmark.

The unmanaged Lehman Municipal Bond Index is a broad-based total return performance benchmark for the long-term, investment grade tax-exempt bond market. Bonds included in the Lehman Municipal Bond Index are representative of the market. An individual cannot invest in the index.

The Lipper General Municipal Debt Funds Average represents the average performance of a universe of 249 actively-managed municipal bond funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

A portion of the Fund's income may be subject to the Alternative Minimum Tax, and some investors may be subject to certain state and local taxes.

The Fund is currently waiving fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

Chase Vista Tax Free Income Fund

Portfolio of Investments February 28, 1998 (unaudited)


  Principal
   Amount    Issuer                                 Value
----------------------------------------------------------------
Long Term Municipal Bonds -- 92.6%
----------------------------------------------------------------
             Alaska -- 0.2%
$  150,000   Alaska North Slope, GO, 8.35%,
             06/30/98                               $   152,223
                                                    -----------
             Arkansas -- 0.9%
 1,530,000   Arkansas State, College Savings,
             Capital Appreciation, Ser. A, GO,
             0.00%, 06/01/14                            684,675
                                                    -----------
             California -- 14.5%
   150,000   California Board of Regents, UCLA,
             Educational Facilities Authority,
             Rev., 7.00%, 09/01/15                      163,875

   150,000   California Educational Facilities
             Authority, Pepperdine Univ., Rev.,
             7.20%, 11/01/15                            165,375

 2,100,000   California State Department of Water
             Resources Central Valley Project,
             Ser. Q, Rev. 5.25%, 12/01/17             2,121,000

 1,500,000   Contra Costa, California,
             Transportation Authority, Sales Tax,
             Ser. A, Rev., 6.00%, 03/01/09            1,702,500

 1,960,000   Kern, California High School
             District, Ser. A, GO, 6.20%,
             02/01/08                                 2,254,000

 1,000,000   Kern, California High School
             District, Ser. A, GO, 6.20%,
             02/01/09                                 1,157,500

   150,000   Orange County Water District, COP,
             5.75%, 08/15/14                            157,125

 2,800,000   South Orange County Public
             Financing Authority, Senior Lien,
             Ser. A, Special Tax, 6.20%,
             09/01/13                                 3,062,500
                                                    -----------
                                                     10,783,875
                                                    -----------

                       See notes to financial statements.

Chase Vista Tax Free Income Fund

   Principal
    Amount     Issuer                                  Value
-------------------------------------------------------------------
Long Term Municipal Bonds -- (continued)
-------------------------------------------------------------------
               Georgia -- 6.4%
$ 2,000,000    Georgia State, GO, 4.00%, 07/01/12      $ 1,845,000

  2,700,000    Municipal Electric Authority of
               Georgia, Project One, Sub-Ser. A,
               Rev., 6.25%, 01/01/14                     2,943,000
                                                       -----------
                                                         4,788,000
                                                       -----------
               Illinois -- 0.4%
    100,000    Chicago Illinois Public Building
               Commission, Ser. A, Rev., 7.75%,
               01/01/06                                    105,210

    150,000    Chicago O'Hare Intl. Airport, Ser. A,
               Rev., 7.50%, 01/01/03                       159,937

     65,000    Illinois Housing Development
               Authority, Ser. A, Rev., 8.00%,
               06/01/26                                     68,331
                                                       -----------
                                                           333,478
                                                       -----------
               Kansas -- 6.0%
  4,000,000    Kansas City, Kansas, Utility System,
               Rev., 6.38%, 09/01/23                     4,475,000
                                                       -----------
               Maryland -- 0.2%
    115,000    Maryland State Community
               Development Administration,
               Housing & Community
               Development, Single Family
               Program, 2nd Series, Rev., 7.60%,
               04/01/23                                    121,900
                                                       -----------
               Massachusetts -- 1.6%
     90,000    Massachusetts State Housing Finance
               Authority, Rev., 7.75%, 12/01/20             94,163

  1,000,000    New England Education Loan
               Marketing Corp., Mass. Student
               Loan, Sub-Issue H, Rev., 6.90%,
               11/01/09                                  1,125,000
                                                       -----------
                                                         1,219,163
                                                       ------------

                       See notes to financial statements.

Chase Vista Tax Free Income Fund

   Principal
    Amount     Issuer                                   Value
--------------------------------------------------------------------
Long Term Municipal Bonds -- (continued)
--------------------------------------------------------------------
               Michigan -- 3.6%
$ 1,000,000    Michigan State Housing Authority,
               Rental Housing, Ser. B, Rev.,
               7.55%, 04/01/23                          $ 1,082,500

  1,000,000    Royal Oak, Michigan, Hospital
               Financing Authority, William
               Beaumont Hospital, Rev., 5.25%,
               01/01/20                                     996,250

    500,000    Wayne County Michigan, Building
               Authority, Ser. A, GO, 8.00%,
               03/01/17                                     579,375
                                                        -----------
                                                          2,658,125
                                                        -----------
               Missouri -- 1.1%
    720,000    Sikeston Missouri Electric, Rev.,
               6.00%, 06/01/16                              810,900
                                                        -----------
               Montana -- 4.0%
  1,800,000    Montana State, Long Range Building
               Program, Ser. D, GO, 5.38%,
               08/01/11                                   1,872,000

  1,100,000    Montana State, Long Range Building
               Program, Ser. D, GO, 5.38%,
               08/01/12                                   1,144,000
                                                        -----------
                                                          3,016,000
                                                        -----------
               Nevada -- 0.2%
    150,000    Nevada Housing Division, Single
               Family, Rev., 8.20%, 10/01/19                162,937
                                                        -----------
               New Jersey -- 10.5%
  1,000,000    Camden County, New Jersey IAR,
               Health Systems, Catholic Health
               East, Ser. A, Rev., 5.00%, 11/15/18          976,250

  1,000,000    Camden County, New Jersey IAR,
               Health Systems, Catholic Health
               East, Ser. A, Rev., 5.00%, 11/15/28          965,000

  2,000,000    Essex County, New Jersey, Utilities
               Authority, Solid Waste, Ser. A,
               Rev., 6.00%, 04/01/06                      2,225,000


                       See notes to financial statements.

Chase Vista Tax Free Income Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)


   Principal
    Amount     Issuer                               Value
---------------------------------------------------------------
Long Term Municipal Bonds -- (continued)
---------------------------------------------------------------
$ 3,455,000    Middletown Township, New Jersey,
               Board of Education, GO, 5.80%,
               08/01/20                             $ 3,705,487
                                                    -----------
                                                      7,871,737
                                                    -----------
               New York -- 15.5%
  2,450,000    New York City, New York, Ser. A,
               GO, 6.25%, 08/01/09                    2,750,125

  2,500,000    New York City, New York,
               Transitional Finance Authority,
               Future Tax, Ser. B, Rev., 4.75%,
               11/15/16                               2,387,500

    500,000    New York State Dormitory Authority,
               Mt. St. Vincent College, Rev.,
               7.00%, 05/01/08                          550,000

  5,000,000    Port Authority, New York & New
               Jersey, Consolidated-Ninety-Third
               Ser., Rev., 6.13%, 06/01/94            5,787,500
                                                    -----------
                                                     11,475,125
                                                    -----------
               Ohio -- 6.3%
  4,000,000    Cleveland Ohio Public Power System
               First Mortgage--Ser. A, Rev.,
               7.00%, 11/15/24                        4,720,000
                                                    -----------
               Oklahoma -- 8.8%
  6,000,000    Grand River Dam Authority,
               Oklahoma, Rev., 5.50%, 06/01/09        6,547,500
                                                    -----------
               Pennsylvania -- 0.3%
    230,000    New Castle Pennsylvania Area
               Hospital Authority Refunding,
               St. Francis Hospital, Ser. A, Rev.,
               6.50%, 11/15/17                          242,075
                                                    -----------
               Puerto Rico -- 5.0%
  4,000,000    Puerto Rico Commonwealth,
               Highway & Transportation
               Authority, Ser. A, Rev., 4.75%,
               07/01/38                               3,692,240

                       See notes to financial statements.

Chase Vista Tax Free Income Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)

  Principal
   Amount    Issuer                                Value
---------------------------------------------------------------
Long Term Municipal Bonds -- (continued)
---------------------------------------------------------------
$  75,000    Puerto Rico Urban Renewal &
             Housing, Rev., 7.88%, 10/01/04        $     80,438
                                                   ------------
                                                      3,772,678
                                                   ------------
             South Carolina -- 5.4%
3,500,000    Piedmont Municipal Power Agency,
             South Carolina, Electric, Ser. A,
             Rev., 6.60%, 01/01/21                    3,517,710

  250,000    South Carolina Housing Finance &
             Development Authority, Fairway
             Apts. Project, Rev., 7.63%,
             04/01/33                                   265,313

  250,000    South Carolina Housing Finance &
             Development Authority, Ser. B,
             Rev., 7.80%, 07/01/09                      259,375
                                                   ------------
                                                      4,042,398
                                                   ------------
             South Dakota -- 0.1%
  100,000    South Dakota Housing Development
             Authority, Ser. A, Rev., 5.88%,
             05/01/12                                   104,875
                                                   ------------
             Utah -- 0.4%
  250,000    Utah State Board of Regents, Student
             Loan, Ser. F, Rev., 7.45%,
             11/01/08                                   268,750
                                                   ------------
             Virgin Islands -- 0.7%
  500,000    Virgin Islands, GO, 7.00%, 10/01/02        546,875
                                                   ------------
             Virginia -- 0.1%
  100,000    Fairfax County Virginia, Ogden
             Martin Sys. Project, Ser. A, Rev.,
             7.75%, 02/01/11                            105,986
                                                   ------------
             Washington -- 0.4%
  250,000    Washington State Public Power
             Supply, Nuclear Project, Ser. B,
             Rev., 7.25%, 07/01/09                      304,687
                                                   ------------
             Total Long Term Municipal Bonds--
             (Cost $65,892,661)                      69,208,962
                                                   ------------

                       See notes to financial statements.

Chase Vista Tax Free Income Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)

   Principal
    Amount     Issuer                                Value
-----------------------------------------------------------------
Short Term Investments -- 8.6%
-----------------------------------------------------------------
               Floating Rate Demand Notes -- 2.6%

               Texas -- 1.3%
$ 1,000,000    Harris Country, Texas, Health
               Facilities, Methodist Hospital,
               FRDN, Rev., 3.65%, 03/02/98           $  1,000,000
                                                     ------------
               Washington -- 1.3%
  1,000,000    Washington State, Health Care
               Facilities Authority, Virginia Mason
               Medical Center, Ser. B, FRDN,
               3.70%, 03/02/98                          1,000,000
                                                     ------------
               Total Floating Rate Demand Notes
               (Cost $2,000,000)                        2,000,000
                                                     ------------

    Shares
-----------------------------------------------------------------
               Money Market Funds -- 6.0%

  2,181,954    Provident Municipal Cash Money
               Market Fund                              2,181,954

  2,287,177    Provident Municipal Money Market
               Fund                                     2,287,177
                                                        ---------
               (Cost $4,469,131)                        4,469,131
                                                        ---------
               Total Short Term Investments--
               (Cost $6,469,131)                        6,469,131
                                                        ---------
               Total Investments--
               (Cost $72,361,792) 101.2%              $75,678,093
                                                      -----------

                       See notes to financial statements.

                                 About Your Fund

                              CHASE VISTA NEW YORK
                              TAX FREE INCOME FUND

                                   FUND FACTS

Objective:                    Income exempt from federal and
                              New York state and city taxes*

Primary investments:          New York municipal bonds

Suggested investment
time frame:                   3-5 years minimum

Market benchmark:             Lehman Municipal Bond Index
Lipper Funds category:        NY Municipal Debt Funds Average

                              Class A            Class B
                              -------------      -------------
Inception date:               9/8/87             11/4/93

Newspaper symbol:             NY TF              not listed

As of February 28, 1998

Net assets:                   $91.2 Million      $14.2 Million
Average maturity:             21.1 years         21.1 years
Average duration:             8.5 years          8.5 years
Average quality:              A/A                A/A

* A portion of the Fund's income may be subject to the Alternative Minimum Tax, and some investors may be subject to certain state and local taxes.

                                About Your Fund

                             CHASE VISTA NEW YORK
                              TAX FREE INCOME FUND

PERFORMANCE

Chase Vista New York Tax Free Income Fund, which seeks to provide triple tax-exempt income through a portfolio of higher-quality, longer-term municipal bonds, had a total return of 5.53% for the six month period ended February 28, 1998 (Class A shares, without sales charges). This compares to a return of 4.87% for the Lipper New York Municipal Debt Funds Average and 5.04% for the unmanaged Lehman Municipal Bond Index.

STRATEGY

In attempting to deliver high current tax-free income, your management team uses a relative value analysis to select individual securities, identify points of value on the yield curve and target sectors for investment. During this reporting period, however, high new supply levels and the narrowing of quality spreads that resulted made it difficult to shift among securities and sectors. Therefore, the management team took advantage of the opportunity to upgrade the portfolio from a credit and call protection standpoint without giving up significant yield.

Late in the reporting period, there was little incentive to invest in the longest-term securities. This led the management team to shorten the Fund's duration, taking advantage of relatively-attractive valuations in the 15-year maturity range. In other major moves, the Fund increased its exposure to New York City obligations, which proved beneficial when the City's bonds received credit upgrades in February. The Fund also took an overweighted position in Puerto Rico general obligation and power bonds, earning relatively-attractive yields that are exempt from New York City and New York State taxes.

OUTLOOK

As the period ended, supply of new issues had begun to shrink to more manageable levels, creating a better supply and demand picture. This, combined with the expectation that interest rates will fall later in the year, has led the management team to begin carefully increasing the Fund's duration, with an eye on the potential for volatility in rates over the short term. The Fund expects to continue to selectively invest in the 15-year area of the curve and is considering reducing its overweight position in New York City obligations given the recent compression in spreads. Overall, municipal finances throughout New York continue to improve and, with supply decreasing, the management team has a positive outlook for the next six months.

                                About Your Fund

                              CHASE VISTA NEW YORK
                              TAX FREE INCOME FUND

                   CHASE VISTA NEW YORK TAX FREE INCOME FUND
                   COMPOSITION OF TOTAL ASSETS AS OF 2/28/98

                               [PIE CHART OMITTED]

                                                Composition of
                                              Total Assets as of
                                                   2/28/98

               Cash/Other                            1.4%
               Investments                          98.6%

--------------------------------------------------------------------------------
                  AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/98+
--------------------------------------------------------------------------------

                                               Without              With
Class A Shares                              Sales Charge       Sales Charge*
One Year                                        9.41%               4.48%
Five Years                                      5.93%               4.96%
Ten Years                                       7.99%               7.49%

                                               Without              With
Class B Shares                                  CDSC               CDSC**

One Year                                        8.57%               3.57%
Five Years+                                     5.26%               4.93%
Ten Years+                                      7.64%               7.64%

Source: Lipper Analytical Services, Inc. Past performance is not predictive of future performance. Investment return and principal will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

The Fund is currently waiving fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

 * The maximum sales charge for A shares is 4.50%.

** Assumes a 5% CDSC for the one year period, a 2% CDSC for the five year period and a 0% CDSC for the ten year period.

+ The Fund commenced operations on 9/8/87. Class B Shares were introduced on 11/4/93. Investors should note that the information presented for B Shares prior to their introduction is based upon historical expenses of the predecessor Class A Shares, which are lower than the actual expenses of the B Shares. Additionally, annualized figures have been restated to reflect the maximum contingent deferred sales charge that applies to the Fund's B Shares.

                                About Your Fund

                              CHASE VISTA NEW YORK
                              TAX FREE INCOME FUND

                   GROWTH OF HYPOTHETICAL $10,000 INVESTMENT
                  IN CHASE VISTA NEW YORK TAX FREE INCOME FUND
                             AND ITS KEY BENCHMARKS

                                  [LINE CHART OMITTED]

                                                               2/88        2/98
                                                             -------     -------
Chase Vista New York Tax Free Income Fund                    $10,000     $20,599
Lehman Municipal Bond Index                                  $10,000     $22,008
Lipper NY Municipal Debt Funds Average                       $10,000     $20,702

Source: Lipper Analytical Services, Inc. Past performance is not predictive of future performance. Investment return and principal will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

This chart illustrates comparative performance for $10,000 invested in Class A shares of the Chase Vista New York Tax Free Income Fund, the Lehman Municipal Bond Index and the Lipper New York Municipal Debt Funds Average from February 29, 1988 to February 28, 1998. The performance of the Fund assumes reinvestment of all dividends and capital gains and includes a 4.50% sales charge. The performance of the average and the index does not include a sales charge and has been adjusted to reflect investment of all dividends and capital gains on securities included in the benchmark.

A portion of the Fund's income may be subject to the Alternative Minimum Tax, and some investors may be subject to certain state and local taxes.

The Fund is currently waiving fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

The unmanaged Lehman Municipal Bond Index is a broad-based total return performance benchmark for the long-term, investment grade tax-exempt bond market. Bonds included in the Lehman Municipal Bond Index are representative of the market. An individual cannot invest in the index.

The Lipper New York Municipal Debt Funds Average represents the average performance of a universe of 101 actively-managed New York tax-exempt municipal bond mutual funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

Chase Vista New York Tax Free Income Fund
Portfolio of Investments February 28, 1998 (unaudited)


   Principal
    Amount     Issuer                                Value
-----------------------------------------------------------------
Long Term Municipal Bonds -- 99.2%
-----------------------------------------------------------------
$ 2,000,000    Metropolitan Transportation
               Authority, New York City,
               Commuter Facilities, Ser. C-1,
               Rev., 6.00%, 07/01/06                 $  2,227,500

  4,425,000    Metropolitan Transportation
               Authority, New York City, Service
               Contract, Transportation Facilities,
               Ser. O, Rev., 5.50%, 07/01/17            4,651,781

    550,000    Monroe County IDA, Public
               Improvement, Canal Ponds Park,
               Ser. A, Rev., 7.00%, 06/15/13              611,187

  2,480,000    Monroe County, New York, Public
               Improvement, Ser. A, GO, 6.00%,
               03/01/08                                 2,802,400

  3,260,000    Nassau County, New York, Ser. P,
               GO, 6.40%, 11/01/08                      3,732,700

  3,665,000    Nassau County, New York, Ser. P,
               GO, 6.40%, 11/01/09                      4,210,168

    390,000    New York City, GO, 3.00%,
               08/01/01                                   377,325

    610,000    New York City, GO, 3.00%,
               08/01/01                                   593,987

  3,010,000    New York City, GO, 6.20%,
               10/01/22                                 3,337,338

  1,000,000    New York City, GO, 7.50%,
               02/01/03                                 1,120,000

    250,000    New York City, New York IDA,
               American Airlines, Rev., 8.00%,
               07/01/20                                   261,323

  1,430,000    New York City, New York IDA, Civil
               Facility, New York Blood Center,
               Inc., Rev., 7.20%, 05/01/12              1,660,588

  1,500,000    New York City, New York IDA, Civil
               Facility, YMCA Greater New York
               Project, Rev., 5.80%, 08/01/16           1,554,375


                       See notes to financial statements.

Chase Vista New York Tax Free Income Fund
Portfolio of Investments February 28, 1998 (unaudited)

  Principal
   Amount    Issuer                                Value
----------------------------------------------------------------
Long Term Municipal Bonds -- (continued)
----------------------------------------------------------------
$ 735,000    New York City, New York, City
             Municipal Water Financing
             Authority Water & Sewer Systems,
             Ser. A, Rev., 7.00%, 06/15/09         $    804,825

1,000,000    New York City, New York, Ser A,
             GO, 6.25%, 08/01/08                      1,133,750

5,000,000    New York City, New York, Ser D,
             GO, 5.25%, 08/01/21                      4,962,500

  835,000    New York City, New York, Ser F,
             GO, 8.25%, 11/15/02                        955,031

  165,000    New York City, New York, Ser F,
             GO, 8.25%, 11/15/02                        190,575

5,000,000    New York City, New York,
             Transitional Financing Authority,
             Future Tax Secured, Ser. A, Rev.,
             5.00%, 08/15/27                          4,818,750

2,000,000    New York State Dormitory Authority,
             Brookdale Hospital & Medical
             Center, Ser. J, Rev., 5.20%,
             02/15/16                                 1,975,000

  500,000    New York State Dormitory Authority,
             Mt. St. Vincent College, Rev.,
             7.00%, 05/01/08                            550,000

2,500,000    New York State Dormitory Authority,
             State Service Contract, Albany
             County, Rev., 5.25%, 04/01/17            2,484,375

1,275,000    New York State Dormitory Authority,
             State University Educational
             Facilities, Ser. A, Rev., 6.00%,
             05/15/10                                 1,380,188

  795,000    New York State Environmental
             Facilities Corp., Pollution Control,
             State Water, Revolving Fund, Ser.
             A, Rev., 7.25%, 06/15/10                   888,413

  705,000    New York State Environmental
             Facilities Corp., Pollution Control,
             State Water, Revolving Fund, Ser.
             A, Rev., 7.25%, 06/15/10                   784,313

                       See notes to financial statements.

Chase Vista New York Tax Free Income Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)


  Principal
   Amount    Issuer                              Value
-------------------------------------------------------------
Long Term Municipal Bonds -- (continued)
-------------------------------------------------------------
$ 860,000    New York State Housing Finance
             Agency, Rev., 8.00%, 11/01/08       $    949,225

  300,000    New York State Housing Finance
             Authority, Rev., 6.95%, 08/15/12         323,625

4,005,000    New York State Local Government
             Assistance Corp., Ser. A, Rev.,
             5.25%, 04/01/16                        4,130,156

  745,000    New York State Medical Care
             Facilities Financing Authority,
             Insured Mortgage, Rev., 7.88%,
             08/15/20                                 819,500

  375,000    New York State Medical Care
             Facilities Financing Authority,
             Insured Mortgage, Rev., 8.00%,
             02/15/28                                 389,325

   65,000    New York State Mortgage Agency,
             Ser. SS, Rev., 7.50%, 10/01/19            68,738

  160,000    New York State Mortgage Agency,
             Ser. E, Rev., 8.00%, 10/01/03            163,414

  230,000    New York State Mortgage Agency,
             Eighth Ser. F, Rev., 8.00%,
             10/01/17                                 236,297

1,000,000    New York State Municipal Bond,
             Buffalo Special Project, Rev.,
             6.88%, 03/15/06                        1,087,500

1,220,000    New York State Power Authority,
             Revenue & General Purpose, Ser.
             Z, Rev., 6.50%, 01/01/19               1,343,525

  655,000    New York State Power Authority,
             Revenue & General Purpose, Ser.
             Z, Rev., 6.50%, 01/01/19                 711,494

2,500,000    New York State Thruway Authority,
             Service Contract, Local Highway &
             Bridges, Rev., 6.00%, 04/01/11         2,706,250

2,205,000    New York State Urban Development
             Corp., Center for Individual
             Innovation, Rev., 5.50%, 01/01/13      2,337,300

                       See notes to financial statements.

Chase Vista New York Tax Free Income Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)


   Principal
    Amount     Issuer                                Value
------------------------------------------------------------------
Long Term Municipal Bonds -- (continued)
------------------------------------------------------------------
$ 5,000,000    Niagara New York Frontier
               Transportation Authority, Greater
               Buffalo International Airport, Rev.,
               5.75%, 04/01/04                       $  5,343,750

  3,000,000    Port Authority of New York & New
               Jersey, Special Obligation, 3rd
               Installment, Special Project,
               KIAC-4, Rev., 7.00%, 10/01/07            3,498,750

  5,000,000    Port Authority, New York & New
               Jersey, Consolidated-Ninety-Third
               Ser., Rev., 6.13%, 06/01/94              5,787,500

  5,000,000    Puerto Rico Commonwealth,
               Highway & Transportation
               Authority, Ser. A, Rev., 4.75%,
               07/01/38                                 4,615,300

  4,000,000    Puerto Rico Commonwealth,
               Infrastructure Financing Authority
               Special, Ser. A, Rev., 5.00%,
               07/01/28                                 3,910,000

  2,000,000    Puerto Rico Industrial Med &
               Environmental Pollution Facilities
               Financing Authority, Rev., 6.45%,
               12/01/25                                 2,185,000

  5,000,000    Rensselaer New York Municipal
               Leasing Corp., Rensselaer County
               Nursing Home, Rev., 6.90%,
               06/01/24                                 5,550,000

  1,000,000    Triborough Bridge & Tunnel
               Authority of New York, Special
               Obligation, Ser. A, Rev., 6.60%,
               01/01/05                                 1,083,750

  1,150,000    Virgin Islands, Public Finance
               Authority, Ser. A, Rev., 7.25%,
               10/01/18                                 1,296,625

  1,150,000    Westchester County, GO, 6.70%,
               11/01/06                                 1,351,250


                       See notes to financial statements.

Chase Vista New York Tax Free Income Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)


   Principal
    Amount     Issuer                                 Value
------------------------------------------------------------------
Long Term Municipal Bonds -- (continued)
------------------------------------------------------------------
$ 1,310,000    Westchester County, New York IDA, AGR
               Realty Co., Rev., 5.75%, 01/01/02      $  1,355,850

  2,000,000    Westchester County, New York IDA,
               Resource Recovery, Resco Co.
               Project, Ser. A, Rev., 5.70%,
               07/01/08                                  2,140,000

  1,000,000    Western Nassau County, New York,
               Water Authority Water Systems,
               Rev., 5.50%, 05/01/16                     1,040,000

  2,000,000    Western Nassau County, New York,
               Water Authority Water Systems,
               Rev., 5.65%, 05/01/26                     2,080,000
                                                      ------------
               Total Long Term Municipal Bonds         104,572,516
                                                      ------------
               (Cost $98,796,227)
------------------------------------------------------------------
Short Term Investments -- 4.1%
------------------------------------------------------------------
               Floating Rate Demand Notes -- 2.2%

    300,000    New York City, New York, Ser. B--Sub.
               Ser. B-7, FRDN, GO, 3.65%, 03/05/98         300,000

  1,400,000    New York State Dormitory Authority,
               Cornell University, Ser B, FRDN,
               3.65%, 03/05/98                           1,400,000

    600,000    New York State Research &
               Development Authority, PCR,
               Niagara Mohawk Power Corp.,
               FRDN, Rev., 3.95%, 03/05/98                 600,000
                                                      ------------
               Total Floating Rate Demand Notes          2,300,000
                                                      ------------
               (Cost $2,300,000)

    Shares
------------------------------------------------------------------
              Money Market Funds -- 1.9%

  1,980,518   Provident New York Money Market
              Fund                                1,980,518
                                                  ---------
              (Cost $1,980,518)
------------------------------------------------------------------
              Total Short Term Investments        4,280,518
                                                  ---------
              (Cost $4,280,518)
------------------------------------------------------------------
              Total Investments
              (Cost $103,076,745)--103.3%      $108,853,034
                                               ------------

                       See notes to financial statements.

                                About Your Fund

                             CHASE VISTA CALIFORNIA
                           INTERMEDIATE TAX FREE FUND

--------------------------------------------------------------------------------
                                   FUND FACTS
--------------------------------------------------------------------------------

  Objective:                   Income exempt from federal
                               and California state taxes*

  Primary investments:         California municipal bonds

  Suggested investment
  time frame:                  3-5 years minimum

  Market benchmark:            Lehman Municipal Bond Index
                               Lehman California
                               Intermediate
                               Municipal Bond Index

  Lipper Funds category:       California Intermediate
                               Municipal Debt
                               Funds Average


                                Class A
                               ----------------
  Inception date:              7/16/93

  Newspaper symbol:            CA TF Int

  As of February 28, 1998

  Net assets:                  $24.3 Million

  Average maturity:            9.3 years

  Average duration:            6.0 years

  Average quality:             Aa/AA


* A portion of the Fund's income may be subject to the Alternative Minimum Tax, and some investors may be subject to certain state and local taxes.

                                About Your Fund

                             CHASE VISTA CALIFORNIA
                           INTERMEDIATE TAX FREE FUND

PERFORMANCE

Chase Vista California Intermediate Tax Free Fund, which seeks to provide double tax-exempt income through a portfolio of higher-quality, intermediate-term municipal bonds, had a total return of 4.57% for the six month period ended February 28, 1998 (Class A shares, without sales charges). This compares to a return of 3.99% for the Lipper California Intermediate Municipal Debt Funds Average and 4.33% for the unmanaged Lehman California Intermediate Municipal Bond Index.

STRATEGY

In attempting to deliver high current tax-free income, your management team uses a relative value analysis to select individual securities, identify points of value on the yield curve and target sectors for investment. During this reporting period, however, high new supply levels and the narrowing of quality spreads that resulted made it difficult to shift among securities and sectors. Therefore, the management team focused on increasing coupon rates and call protection, which resulted in a higher-quality, better--structured portfolio.

During the period, property-casualty companies cut back their purchases of 15-year bonds, which put pressure on intermediate term securities. As a result, the management team allowed the Fund's duration to shorten before moving back into the 15-year maturity range late in the reporting period. Concerned about the potential effects el nino-related storms may have on California's economy and the disproportionate impact the Asian crisis may have on the state, the management team focused on essential services bonds.

OUTLOOK

As the period ended, the supply of new issues had begun to shrink to more manageable levels, creating a better supply and demand picture. This, combined with the expectation that interest rates will fall later in the year, has led the management team to begin carefully increasing the Fund's duration. The management team expects to continue doing so through select investments in the 15-year area of the curve, with an eye on the potential for volatility in rates over the short term.

                                About Your Fund

                             CHASE VISTA CALIFORNIA
                           INTERMEDIATE TAX FREE FUND

           CHASE VISTA CALIFORNIA INTERMEDIATE TAX FREE INCOME FUND
                 COMPOSITION OF TOTAL ASSETS AS OF 2/28/98

                               [PIE CHART OMITTED]

                                             Composition Of
                                           Total Assets As Of
                                                2/28/98

                      Investments                98.4%
                      Cash/Other                  1.6%

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/98
--------------------------------------------------------------------------------

                                             Without          With
         Class A Shares                   Sales Charge   Sales Charge*

         One Year                             7.66%          2.81%
         Three Years                          7.38%          5.74%
         Since Inception (7/16/93)            5.63%          4.59%

Source: Lipper Analytical Services, Inc. Past performance is not predictive of future performance. Investment return and principal will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

*The maximum sales charge for A shares is 4.50%.

The Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

                                About Your Fund

                             CHASE VISTA CALIFORNIA
                           INTERMEDIATE TAX FREE FUND

                  GROWTH OF HYPOTHETICAL $10,000 INVESTMENT IN
                  CHASE VISTA CALIFORNIA TAX FREE INCOME FUND
                             AND ITS KEY BENCHMARKS

                               [LINE CHART OMITTED]

                                                                 7/93      2/98
                                                               -------   -------
Chase Vista California Tax Free Income Fund                    $10,000   $12,306
Lehman California Intermediate Municipal Bond Index            $10,000   $13,279
Lehman Municipal Bond Index                                    $10,000   $13,458
Lipper California Intermediate Municipal Debt Funds Average    $10,000   $12,707

Source: Lipper Analytical Services, Inc. Past performance is not predictive of future performance. Investment return and principal will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

This chart illustrates comparative performance for $10,000 invested in Class A shares of the Chase Vista California Intermediate Tax Free Fund, the Lehman Municipal Bond Index, the Lehman California Intermediate Municipal Bond Index and the Lipper California Intermediate Municipal Debt Funds Average from July 16, 1993 to February 28, 1998. The Fund's performance includes a 4.50% sales charge and assumes the reinvestment of all dividends and capital gains. The performance of the average and the index does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains on securities included in the benchmark.

A portion of the Fund's income may be subject to the Alternative Minimum Tax, and some investors may be subject to certain state and local taxes.

The Fund is currently waiving fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

The unmanaged Lehman Municipal Bond Index is a broad-based total return performance benchmark for the long-term, investment grade tax-exempt bond market. Bonds included in the Lehman Municipal Bond Index are representative of the market. An individual cannot invest in the index.

The unmanaged Lehman California Intermediate Municipal Bond Index is a total return performance benchmark for the California investment grade tax exempt bond market. Bonds included in the Lehman California Intermediate Municipal Bond Index are representative of the market. An individual cannot invest in the index.

The Lipper California Intermediate Municipal Debt Funds Average represents the average performance of a universe of 34 actively-managed California tax-exempt municipal bond funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

Chase Vista California Intermediate Tax Free Fund
Portfolio of Investments February 28, 1998 (unaudited)

   Principal
    Amount     Issuer                                  Value
--------------------------------------------------------------------
Long Term Municipal Bonds -- 98.6%
--------------------------------------------------------------------
$ 1,400,000    California State, GO, 6.20%, 09/01/05   $  1,583,750

  1,050,000    California State, Department of Water
               Resources Central Valley Project,
               Ser. T, Rev., 5.38%, 12/01/07              1,136,625

  1,500,000    California State, GO, 6.50%, 02/01/07      1,741,875

    750,000    California State, Public Works Board,
               Lease Revenue, Ser. A, Rev.,
               6.00%, 09/01/01                              797,813

  1,000,000    Contra Costa California Transition
               Authority, Ser. A, Rev., 6.00%,
               03/01/08                                   1,133,750

  1,850,000    Contra Costa California Water
               District, Ser. G, Rev., 5.75%,
               10/01/14                                   1,993,375

    200,000    Irvine Ranch Water District, Issue
               #11, Rev., 7.60%, 08/15/99                   203,058

  1,010,000    La Mesa-Spring Valley, California,
               School Districts, Capital Projects
               Refinancing, COP, 5.50%, 09/01/11          1,097,112

    800,000    Los Angeles, California Unified
               School District, Capital Facilities
               Project, Ser. A, COP, 7.00%,
               05/01/99                                     829,000

  1,000,000    Los Angeles, California, Transition
               Community, Sales Tax, Proposition
               C, Second Sr., Ser. A, Rev., 5.88%,
               07/01/02                                   1,075,000

    375,000    Los Angeles, California, Union School
               District, Ser. A, GO, 6.00%,
               07/01/15                                     425,625

  1,000,000    M-S-R Public Power Agency,
               California, San Juan Project, Ser.
               G, Rev., 5.30%, 07/01/12                   1,045,000

  1,000,000    Northern California, Power Agency,
               Public Power, Geothermal Project,
               Ser. A, Rev., 5.80%, 07/01/09              1,120,000

    250,000    Port of Oakland, California, Ser. D,
               Rev., 7.00%, 11/01/99                        263,437

                         See notes to financial statements.

Chase Vista California Intermediate Tax Free Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)

   Principal
    Amount     Issuer                                Value
-----------------------------------------------------------------
Long Term Municipal Bonds -- (continued)
-----------------------------------------------------------------
$ 1,000,000    Redwood City, California, Elementary
               School District, GO, 5.00%,
               08/01/16                              $  1,015,000

  1,000,000    Riverside County, California Trans.
               Common Sales Tax Rev., Ser. A,
               Rev., 6.00%, 06/01/08                    1,136,250

  1,000,000    San Francisco, California City &
               County, Ser. E, GO, 6.25%,
               06/15/03                                 1,068,750

    500,000    San Francisco, California, State
               Building Authority, San Francisco
               Civic Center Complex, Ser. A,
               Rev., 5.25%, 12/01/11                      521,250

  1,000,000    Santa Clara County, California,
               Financing Authority, Lease, Ser. A,
               Rev., 5.75%, 11/15/13                    1,108,750

    500,000    Santa Cruz California Public
               Financing Authority, Ser. C, Rev.,
               7.00%, 08/01/99                            522,500

  1,200,000    South Orange County Public
               Financing Authority, Senior Lien,
               Ser. A, Special Tax, 6.20%,
               09/01/13                                 1,312,500

  1,000,000    University of California, UC Medical
               Center, Rev., 10.00%, 07/01/06           1,392,500

    705,000    Valley Health Systems California
               Hospital, Improvement Project, Ser.
               A, Rev., 5.25%, 05/15/99                   710,288

    670,000    Valley Health Systems, California
               Hospital, Improvement Project, Ser.
               A, Rev., 5.13%, 05/15/98                   670,871
                                                       ----------
               Total Long Term Municipal Bonds         23,904,079
                                                       ----------
               (Cost $22,849,109)
--------------------------------------------------------------------------------

                       See notes to financial statements.

Chase Vista California Intermediate Tax Free Fund
Portfolio of Investments February 28, 1998 (unaudited) (continued)


   Principal
    Amount     Issuer                                     Value
-----------------------------------------------------------------------
Short Term Investments -- 5.1%
-----------------------------------------------------------------------
               Floating Rate Demand Notes -- 4.1%
$ 1,000,000    Orange County California Water
               District, Project B, FRDN, 3.10%,
               03/02/98
               (Cost $1,000,000)                          $  1,000,000
                                                          ------------
   Shares
-----------------------------------------------------------------------
               Money Market Funds -- 1.0%
   237,218     Provident California Money Market
               Fund
               (Cost $237,218)                                 237,218
-----------------------------------------------------------------------
               Total Short Term Investments
               (Cost $1,237,218)                             1,237,218
-----------------------------------------------------------------------
               Total Investments
               (Cost $24,086,327)--103.7%                  $25,141,297
-----------------------------------------------------------------------

Abbreviation        Definition

COP            --   Certificate of Participation

FRDN           --   Floating Rate Demand Note: The maturity date shown is the
                    next interest reset date; the rate shown is the rate in effect at February 28, 1998.

GO             --   General Obligation

IAR            --   Improvement Authority Revenue

IDA            --   Industrial Development Authority

PCR            --   Pollution Control Revenue

Rev.           --   Revenue Bond

Special Tax    --   Special Tax Assessment

                       See notes to financial statements.

Chase Vista Mutual Funds
Statement of Assets and Liabilities February 28, 1998 (unaudited)

--------------------------------------------------------------------------------


                                                                   New York         California
                                                 Tax Free          Tax Free        Intermediate
                                               Income Fund       Income Fund         Tax Free
                                             ---------------   ---------------   ----------------
ASSETS:
  Investment securities, at value (Note 1)    $75,678,093       $108,853,034     $25,141,297
  Cash ...................................         75,475                 --          40,888
  Other assets ...........................          1,528              1,959             496
  Receivables:
   Investment securities sold ............      3,875,524                 --              --
   Interest ..............................        967,417          1,497,284         372,192
   Fund shares sold ......................         95,268             51,854              37
                                              -----------       ------------     -----------
     Total Assets ........................     80,693,305        110,404,131      25,554,910
                                              -----------       ------------     -----------
LIABILITIES:
  Payable for investment
   securities purchased ..................      5,678,432          4,628,330       1,142,552
  Payable for Fund shares redeemed .......         68,730            158,556          25,005
  Dividends payable ......................         96,765             87,831          41,245
  Other payables .........................             --                 --          37,687
  Accrued liabilities: (Note 2)
   Administration fees ...................          5,852             12,050             934
   Investment advisory fees ..............         11,119             19,279              --
   Distribution fees .....................          8,288              8,218              --
   Shareholder servicing fees ............          7,985             10,370              --
   Custody fees ..........................         12,968             13,309              --
   Other .................................         52,395             54,242          51,916
                                              -----------       ------------     -----------
     Total Liabilities ...................      5,942,534          4,992,185       1,299,339
                                              -----------       ------------     -----------
NET ASSETS:

  Paid in capital ........................     72,199,186         98,987,258      22,880,392
  Accumulated undistributed net
   investment income .....................       (104,044)           (64,842)        186,847
  Accumulated net realized gain (loss)
   on investment transactions ............       (660,672)           713,241         133,362
  Net unrealized appreciation of
   investments ...........................      3,316,301          5,776,289       1,054,970
                                              -----------       ------------     -----------
  Net Assets: ............................    $74,750,771       $105,411,946     $24,255,571
                                              ===========       ============     ===========

   Class A Shares ........................    $60,337,149       $ 91,227,257     $24,255,571
   Class B Shares ........................    $14,413,622       $ 14,184,689              --

Shares of beneficial interest
 outstanding ($.001 par value;
 unlimited number of shares
 authorized)
   Class A Shares ........................      4,743,144          7,565,442       2,377,039
   Class B Shares ........................      1,139,263          1,179,000              --

Class A:
  Net asset value and redemption
   price per share (net assets/shares
   outstanding) ..........................    $     12.72       $      12.06     $     10.20
  Maximum offering price per share
   (net asset value per share/95.5%)......    $     13.32       $      12.63     $     10.68
Class B:
  Net asset value and maximum
   offering price per share (net
   assets/shares outstanding) ............    $     12.65       $      12.03     $        --
                                              ===========       ============     ===========
  Cost of investments ....................    $72,361,792       $103,076,745     $24,086,327
                                              ===========       ============     ===========

                       See notes to financial statements.

Chase Vista Mutual Funds
Statement of Operations For the six months ended February 28, 1998
--------------------------------------------------------------------------------
(unaudited)


                                                                             California
                                                              New York      Intermediate
                                              Tax Free        Tax Free        Tax Free
                                            Income Fund     Income Fund         Fund
                                           -------------   -------------   -------------
INTEREST INCOME: (Note 1C) .............    $2,009,702      $2,680,055     $  611,264
                                            ----------      ----------     ----------
EXPENSES: (Note 2)
  Shareholder servicing fees ...........        94,998         124,352         30,278
  Distribution fees ....................       129,787         158,958         30,278
  Investment advisory fees .............       113,997         149,223         36,333
  Administration fees ..................        56,998          74,615         18,166
  Custodian fees .......................        31,602          31,579         22,011
  Printing and postage .................         7,809           6,575          4,959
  Professional fees ....................         8,579          11,409          9,694
  Registration costs ...................        19,069           4,000          3,000
  Transfer agent fees ..................        61,397          63,962         15,166
  Trustees fees and expenses ...........         1,900           2,487            606
  Other ................................         1,021           1,036          2,782
                                            ----------      ----------     ----------
    Total expenses .....................       527,157         628,196        173,273
Less amounts waived (Note 2E) ..........       149,088         150,840        100,607
                                            ----------      ----------     ----------
    Net expenses .......................       378,069         477,356         72,666
                                            ----------      ----------     ----------
     Net investment income .............     1,631,633       2,202,699        538,598
                                            ----------      ----------     ----------
REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
  Net realized gain  (loss) on:
   Investments .........................     1,509,079       1,231,254        137,667
   Futures transactions ................      (138,255)       (138,224)            --
  Change in net unrealized
   appreciation on investments .........     1,072,877       2,076,108        430,809
                                            ----------      ----------     ----------
  Net realized and unrealized gain on
   investments and futures
   transactions ........................     2,443,701       3,169,138        568,476
                                            ----------      ----------     ----------
  Net increase in net assets from
   operations ..........................    $4,075,334      $5,371,837     $1,107,074
                                            ==========      ==========     ==========

                       See notes to financial statements.

Chase Vista Mutual Funds
Statement of Changes in Net Assets (unaudited)
--------------------------------------------------------------------------------

                                                                                                                California
                                                                                 New York                      Intermediate
                                               Tax Free                          Tax Free                        Tax Free
                                             Income Fund                       Income Fund                         Fund
                                    ------------------------------   -------------------------------   -----------------------------
                                        Six months                       Six months                        Six months
                                          ended         Year ended         ended         Year ended          ended       Year ended
                                       February 28,     August 31,      February 28,     August 31,       February 28,   August 31,
                                           1998            1997             1998            1997              1998          1997
                                    ---------------     ----------      ------------     -----------      -----------    ----------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net investment income .............  $ 1,631,633      $ 3,844,936     $  2,202,699     $  4,988,170      $   538,598   $ 1,225,622
 Net realized gain on
  investments and futures
  transactions .....................    1,370,824        2,059,306        1,093,030        1,462,096          137,667       233,438
 Change in net unrealized
  appreciation on investments
  and futures ......................    1,072,877        1,329,149        2,076,108        2,526,782          430,809       451,860
                                      -----------      -----------     ------------     ------------      -----------   -----------
 Increase in net assets
   from operations .................    4,075,334        7,233,391        5,371,837        8,977,048        1,107,074     1,910,920
                                      -----------      -----------     ------------     ------------      -----------   -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income:
  Class A ..........................   (1,377,992)      (3,281,406)      (1,946,287)      (4,449,039)        (539,131)     (990,238)
  Class B ..........................     (248,842)        (564,009)        (252,998)        (507,112)              --            --
 Net realized gain on
  investment transactions:
  Class A ..........................           --               --         (847,131)        (190,592)        (237,743)     (224,564)
  Class B ..........................           --               --         (137,119)         (26,031)              --            --
                                      -----------      -----------     ------------     ------------      -----------   -----------
   Total dividends and
    distributions ..................   (1,626,834)      (3,845,415)      (3,183,535)      (5,172,774)        (776,874)   (1,214,802)
                                      -----------      -----------     ------------     ------------      -----------   -----------
 Increase (decrease) from
  capital share transactions
  (Note 5)                             (4,036,643)      11,857,780)       6,514,754      (16,854,581)      (1,599,875)   (3,468,572)
                                      -----------      -----------     ------------     ------------      -----------   -----------
  Total increase (decrease) ........   (1,588,143)      (8,469,804)       8,703,056      (13,050,307)      (1,269,675)   (2,772,454)
NET ASSETS:
 Beginning of period ...............   76,338,914       84,808,718       96,708,890      109,759,197       25,525,246    28,297,700
                                      -----------      -----------     ------------     ------------      -----------   -----------
 End of period .....................  $74,750,771      $76,338,914     $105,411,946     $ 96,708,890      $24,255,571   $25,525,246
                                      ===========      ===========     ============     ============      ===========   ===========

                       See notes to financial statements.

Chase Vista Mutual Funds
Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies -- Mutual Fund Trust (the "Trust") was organized as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. Effective March 16, 1998, the Vista Family of Mutual Funds changed it's name to the Chase Vista Family of Mutual Funds. Tax Free income Fund ("TFI"), New York Tax Free Income Fund ("NYTFI"), and California Intermediate Tax Free Fund ("CITF") (collectively the "Funds"), are three separate portfolios of the Trust.

The TFI and NYTFI Funds offer two classes of shares, referred to as Class A Shares and Class B Shares. Class B Shares were first available on November 4, 1993. Class A Shares generally provide for a front-end sales charge while Class B Shares provide for a contingent deferred sales charge. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different distribution expenses and each class has exclusive voting rights with respect to its distribution plan.

The following is a summary of significant accounting policies followed by the
Funds:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   A. Valuation of investments -- Fixed income securities (other than short-term obligations), including listed issues, are valued using matrix pricing systems of a major dealer in bonds which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted exchange or over-the-counter prices. Short-term debt securities with 61 days or more to maturity at time of purchase are valued, through the 61st day prior to maturity, at market value based on quotations obtained from market makers or other appropriate sources; thereafter, the value on the 61st day is amortized on a straight-line basis over the remaining number of days to maturity. Short-term investments with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market.

   B. Repurchase agreements -- It is the Trust's policy that repurchase agreements are fully collateralized by U.S. Treasury and Government agency securities. All collateral is held by the Trust's custodian bank, sub-custodian or a bank with which the custodian bank has entered into a sub-custodian agreement or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters into an insolvency proceeding, realization of the collateral by the Trust may be delayed or limited.

   C. Security transactions and investment income -- Investment transactions are ac- counted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued, adjusted for amortization of premiums and accretion of discount.

   D. Futures contracts -- When a Fund enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the fund makes (or receives) additional cash payments daily to the broker. Changes in the value of the contract are recorded as unrealized appreciation/depreciation until the contract is closed or settled.

   The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Fund's credit risk is limited to failure of the exchange or board of trade.

Chase Vista Mutual Funds
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

   The Funds invest in U.S. Treasury futures contracts as a hedge against market volatility while maintaining a tax exempt income stream.

   As of February 28, 1998, the Funds had no outstanding futures contracts.

   E. Federal income taxes -- Each Fund is treated as a separate taxable entity for Federal income tax purposes. The Trust's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income, and net realized gain on investments. In addition, the Trust intends to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

   F. Distributions to shareholders -- Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the Shareholder Servicing Agent) on the last business day of the month. The net investment income of each Fund is determined daily and (substantially all) is declared as a dividend to shareholders of record at the time of such declaration. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. To the extent these "book/tax" differences are permanent in nature, (i.e., that they will result from other than timing of recognition -- "temporary differences") such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment. Dividends and distributions which exceed net investment income or net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized capital gains.

   G. Allocation of income and expenses -- Expenses directly attributable to a Fund are charged to that Fund; expenses directly attributable to a particular class are charged directly to such class, other expenses are allocated proportionately among each Fund within the Trust in relation to the net assets of each Fund or on another reasonable basis. In calculating net asset value per share of each class investment income, realized and unrealized gains and losses and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

2. Fees and Other Transactions with Affiliates

   A. Investment advisory fee -- Pursuant to separate Investment Advisory Agreements, The Chase Manhattan Bank, ("Chase" or "Advisor" ) acts as the investment adviser to the Funds. Chase is a direct wholly-owned subsidiary of The Chase Manhattan Corporation. As investment adviser, Chase supervises the investments of the Funds and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate equal to 0.30% of each Fund's average daily net assets. The Adviser voluntarily waived all or a portion of its fees as outlined in Note 2.E. below.

   Chase Asset Management, Inc. ("CAM"), a registered investment adviser, is the sub- investment adviser to each Fund, pursuant to a Sub-Investment Advisory Agreement between CAM and Chase. CAM is a wholly owned subsidiary of Chase and is entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.15% of each Fund's average daily net assets.


   B. Shareholder servicing fees -- The Trust has adopted an Administrative Services Plan which, among other things, provides that the Trust on behalf of the Funds may obtain the services of one or more Shareholder Servicing Agents. For its services, each Shareholder Servicing Agent receives a fee. The fee is computed daily and paid monthly at an annual rate of 0.25% of the average daily net assets of each Fund. Except as described below, since inception of the Trust, Chase and certain affiliates have been the only Shareholder Servicing Agents. In 1996, certain Class A Shareholders of TFI entered into a Shareholder Servicing arrangement with Charles

Chase Vista Mutual Funds
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

   Schwab & Co. Chase's Shareholder Servicing charges amounted to $94,998 for TFI. The Shareholder Servicing Agents voluntarily waived all or a portion of their fees as outlined in Note 2.E. below.

   C. Distribution and Sub-administration fees -- Pursuant to a Distribution and Sub-administration Agreement, Vista Fund Distributors, Inc. ("VFD" or the "Distributor"), a wholly-owned subsidiary of the BISYS Group Inc. ("BISYS"), acts as the Trust's exclusive underwriter and promotes and arranges for the sale of each Fund's shares. In addition, the Distributor provides certain sub-administration services to the Trust, including providing officers, clerical staff and office space for an annual fee, computed daily and paid monthly, of 0.05% of the average daily net assets of each Fund.

   The Trustees have adopted Distribution Plans (the "Distribution Plans") for Class A for all Funds and Class B for TFI and NYTFI in accordance with Rule 12b-1 under the 1940 Act.

   The Distribution Plans provide that each Fund shall pay distribution fees at annual rates not to exceed 0.25% of each Fund's average daily net assets for Class A Shares and 0.75% for Class B Shares.

   The Distributor voluntarily waived all or a portion of distribution fees as outlined in Note 2.E. below.

   D. Administration fee -- Pursuant to an Administration Agreement, Chase (the "Administrator") provides certain administration services to the Trust at a fee computed at an annual rate equal to 0.10% of the respective Fund's average daily net assets. The Administrator voluntarily waived all or a portion of its administration fees as outlined in Note 2.E. below.

   E. Waivers of fees -- For the six month period ended February 28, 1998, the Adviser, Shareholder Servicing Agents, Distributor and Administrator voluntarily waived fees for each of the Funds as follows:

                                         TFI          NYTFI         CITF
                                     -----------   -----------   ----------
   Administration ................   $     --      $     --      $ 10,046
   Advisory ......................     59,428        26,603        34,266
   Distribution ..................     25,131        35,894        26,147
   Shareholder Servicing .........     64,529        88,343        30,148
                                     --------      --------      --------
                                     $149,088      $150,840      $100,607
                                     ========      ========      ========

   F. Other -- Certain officers of the Trust are officers of VFD or of its parent corporation, BISYS.

   Chase provides portfolio accounting and custody services for the Funds. Compensation for such services are presented in the Statement of Operations as custodian fees.

3. Investment Transactions -- Purchases and sales of investments (excluding short-term investments) were as follows:

                               TFI             NYTFI            CITF
                         --------------   --------------   -------------
   Purchases .........   $67,247,892      $61,017,728      $3,264,498
   Sales .............    79,338,107       53,794,744       3,591,495

4. Federal Income Tax Matters -- For Federal income tax purposes, the cost and unrealized appreciation/(depreciation) in value of the investment securities at February 28, 1998, are as follows:

Chase Vista Mutual Funds
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

                                                 TFI             NYTFI             CITF
                                            ------------      ------------     -----------
   Aggregate cost ........................   $72,361,792      $103,076,745     $24,086,327
                                             -----------      ------------     -----------
   Gross unrealized appreciation .........    3,377,965          5,776,289       1,057,333
   Gross unrealized depreciation .........      (61,664)                --          (2,363)
                                             -----------      ------------     -----------
   Net unrealized appreciation/
    (depreciation) .......................   $3,316,301       $  5,776,289     $ 1,054,970
                                             ===========      ============     ===========

5. Transactions in Shares of Beneficial Interest -- Transactions in Shares of Beneficial Interest were as follows:

                                                           Tax Free Income Fund
                                     -----------------------------------------------------------------
                                                                  Class A
                                     -----------------------------------------------------------------
                                                 09/01/97
                                                 Through                         Year Ended
                                                 02/28/98                     August 31, 1997
                                     -------------------------------- --------------------------------
                                          Amount           Shares          Amount           Shares
                                     ---------------- --------------- ---------------- ---------------
Shares sold ........................  $  17,984,555       1,429,038    $  31,436,949       2,592,275
Shares issued in reinvestment
  of distributions .................        892,466          70,749        2,112,003         173,448
Shares redeemed ....................    (23,265,786)     (1,848,288)     (44,098,460)     (3,624,885)
                                      -------------      ----------    -------------      ----------
Net increase (decrease) in
  Trust shares outstanding .........  $  (4,388,765)       (348,501)   $ (10,549,508)       (859,162)
                                      =============      ==========    =============      ==========

                                                             Tax Free Income Fund
                                       -----------------------------------------------------------------
                                                                    Class B
                                       -----------------------------------------------------------------
                                                  09/01/97
                                                   Through                         Year Ended
                                                  02/28/98                       August 31, 1997
                                     -------------------------------- --------------------------------
                                          Amount           Shares          Amount           Shares
                                     ---------------- --------------- ---------------- ---------------
Shares sold ........................  $   1,441,452         115,263    $   3,749,421         311,222
Shares issued in reinvestment
  of distributions .................        178,847          14,266          402,547          33,284
Shares redeemed ....................     (1,268,177)       (101,591)      (5,460,240)       (452,103)
                                      -------------      ----------    -------------      ----------
Net increase (decrease) in
  Trust shares outstanding .........  $     352,122          27,938    $ (1,308,272)        (107,597)
                                      =============      ==========    =============      ==========

                                                        New York Tax Free Income Fund
                                       ---------------------------------------------------------------
                                                                   Class A
                                       ---------------------------------------------------------------
                                                  09/01/97
                                                  Through                        Year Ended
                                                  02/28/98                    August 31, 1997
                                     -------------------------------- --------------------------------
                                          Amount           Shares          Amount           Shares
                                     ---------------- --------------- ---------------- ---------------
Shares sold ........................  $  14,780,126       1,229,528    $  17,264,175       1,483,392
Shares issued in reinvestment
  of distributions .................      2,260,710         188,249        3,617,170         310,254
Shares redeemed ....................    (10,899,879)       (906,112)     (37,063,699)     (3,179,838)
                                      -------------      ----------    -------------      ----------
Net increase (decrease) in
  Trust shares outstanding .........  $   6,140,957         511,665    $ (16,182,354)     (1,386,192)
                                      =============       =========    =============      ==========

Chase Vista Mutual Funds
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------



                                                        New York Tax Free Income Fund
                                       ----------------------------------------------------------------
                                                                   Class B
                                       ----------------------------------------------------------------
                                                  09/01/97
                                                  Through                         Year Ended
                                                  02/28/98                      August 31, 1997
                                       ------------------------------   -------------------------------
                                            Amount          Shares           Amount           Shares
                                       ---------------   ------------   ---------------   -------------
Shares sold ........................     $1,193,755         99,849        $2,559,149          221,319
Shares issued in reinvestment
  of distributions .................        305,099         25,467           407,098           35,058
Shares redeemed ....................     (1,125,057)       (93,971)       (3,638,474)        (313,983)
                                         ----------        -------        ----------         --------
Net increase (decrease) in
  Trust shares outstanding .........     $  373,797         31,345        $ (672,227)         (57,606)
                                         ==========        =======        ==========         ========


                                                     California Intermediate Tax Free Fund
                                       -----------------------------------------------------------------
                                                  09/01/97
                                                   Through                         Year Ended
                                                  02/28/98                         August 31,
                                       -------------------------------   -------------------------------
                                            Amount           Shares           Amount           Shares
                                       ---------------   -------------   ---------------   -------------
Shares sold ........................     $   320,969         31,591        $   884,434          88,861
Shares issued in reinvestment
  of distributions .................         291,073         28,632            686,979          68,858
Shares redeemed ....................      (2,211,917)      (218,339)        (5,039,985)       (506,995)
                                         -----------       --------        -----------        --------
Net increase (decrease) in
  Trust shares outstanding .........     $(1,599,875)      (158,116)       $(3,468,572)       (349,276)
                                         ===========       ========        ===========        ========

6. Concentration of Credit Risk -- TFI, NYTFI and CITF invest substantially all of their assets in a diversified portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities, NYTFI and CITF primarily investing in issuers in the States of New York and California, respectively. The issuer's abilities to meet their obligations may be affected by economic or political developments in a specific state of region.

7. Trustee Compensation -- The Funds have adopted an unfunded noncontributory defined benefit pension plan covering all independent trustees of the Funds who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on compensation and years of service. Pension expenses for the six months ended February 28, 1998, included in Trustees Fees and Expenses in the Statement of Operations, and accrued pension liability included in other accrued liabilities in the Statement of Assets and Liabilities were as follows:

                                 Accrued
                    Pension      Pension
                   Expenses     Liability
                  ----------   ----------
TFI ...........     $  797       $4,774
NYTFI .........      1,040        6,140
CITF ..........        259        1,551

Chase Vista Mutual Funds
Financial Highlights (unaudited)
--------------------------------------------------------------------------------

                                                                                        Tax Free Income Fund
                                                             -----------------------------------------------------------------------
                                                                                              Class A
                                                             ----------------------------------------------------------------------
                                                              09/01/97         Year Ended August 31,          11/1/93       Year
                                                              Through   -----------------------------------   Through      Ended
                                                              02/28/98      1997        1996        1995     8/31/94++    10/31/93
                                                             ---------- ----------- ----------- ----------- ----------- -----------
Per Share Operating Performance
Net Asset Value, Beginning of Period ......................   $ 12.32     $ 11.84     $ 11.85     $ 11.70     $ 12.70     $ 11.52
                                                              -------     -------     -------     -------     -------     -------
 Income from Investment Operations:
  Net Investment Income ...................................     0.277       0.579       0.580       0.585        0.475      0.662
  Net Gains or Losses in Securities
   (both realized and unrealized) .........................     0.400       0.484      (0.007)      0.147      (0.847)      1.412
                                                              -------     -------    --------     -------     --------    -------
  Total from Investment Operations ........................     0.677       1.063       0.573       0.732      (0.372)      2.074
                                                              -------     -------    --------     -------     --------    -------
 Less Distributions:
  Dividends from Net Investment Income ....................     0.277       0.583       0.583       0.582        0.475      0.662
  Distributions from Capital Gains ........................        --          --          --          --        0.153      0.237
                                                              -------     -------    --------     -------     --------    -------
  Total Distributions .....................................     0.277       0.583       0.583       0.582        0.628      0.899
                                                              -------     -------    --------     -------     --------    -------
Net Asset Value, End of Period ............................   $ 12.72     $ 12.32    $  11.84     $ 11.85     $  11.70    $ 12.70
                                                              =======     =======    ========     =======     ========    =======
Total Return (1) ..........................................      5.54%       9.14%       4.88%       6.53%       (2.99%)    18.72%
Ratios/Supplemental Data:
 Net assets, end of period (000 omitted) ..................   $60,337     $62,729    $ 70,480     $88,783      $98,054    $83,672
Ratios to average net assets:#
 Ratio of expenses ........................................      0.85%       0.90%       0.90%       0.85%        0.58%      0.23%
 Ratio of net investment income ...........................      4.44%       4.78%       4.83%       5.07%        4.75%      5.25%
 Ratio of expenses without waivers
  and assumption of expenses ..............................      1.30%       1.29%       1.46%       1.47%        1.29%      1.20%
 Ratio of net investment income
  without waivers and assumption of
  expenses to average net assets ..........................      3.99%       4.39%       4.27%       4.45%        4.04%      4.28%
Portfolio turnover rate ...................................        89%        147%        210%        233%         258%       149%

                                                                                             Tax Free Income Fund
                                                                       -------------------------------------------------------------
                                                                                                    Class B
                                                                       -------------------------------------------------------------
                                                                       09/01/97           Year Ended August 31,           11/4/93*
                                                                        Through   -------------------------------------    Through
                                                                       02/28/98        1997         1996        1995      8/31/94++
                                                                       ---------  -------------  ----------  ----------  -----------
Per Share Operating Performance

Net Asset Value, Beginning of Period ...............................   $ 12.25        $ 11.76     $  11.77     $ 11.65     $ 12.51
                                                                       -------        -------     --------     -------     -------
 Income from Investment Operations:
  Net Investment Income ............................................     0.228          0.484        0.486       0.498       0.423
  Net Gains or Losses in Securities
   (both realized and unrealized) ..................................     0.394          0.478       (0.006)      0.140      (0.707)
                                                                       -------        -------     --------     -------     --------
  Total from Investment Operations .................................     0.622          0.962        0.480       0.638      (0.284)
                                                                       -------        -------     --------     -------     --------
 Less Distributions:
  Dividends from Net Investment Income .............................     0.222          0.472        0.490       0.518       0.423
  Distributions from Capital Gains .................................        --             --           --          --       0.153
                                                                       -------        -------     --------     -------     --------
  Total Distributions ..............................................     0.222          0.472        0.490       0.518       0.576
                                                                       -------        -------     --------     -------     --------
Net Asset Value, End of Period .....................................     12.65        $ 12.25     $  11.76     $ 11.77     $ 11.65
                                                                       =======        =======     ========     =======     ========
Total Return (1) ...................................................      5.11%          8.30%        4.10%       5.70%      (2.35%)
Ratios/Supplemental Data:
 Net assets, end of period (000 omitted) ...........................   $14,414        $13,610     $ 14,329     $14,265     $11,652
Ratios to average net assets:#
 Ratio of expenses .................................................      1.64%          1.64%        1.65%       1.61%       1.47%
 Ratio of net investment income ....................................      3.67%          4.04%        4.08%       4.31%       3.95%
 Ratio of expenses without waivers
  and assumption of expenses .......................................      1.80%          1.79%        1.95%       1.97%       1.81%
 Ratio of net investment income
  without waivers and assumption of
  expenses to average net assets ...................................      3.51%          3.89%        3.78%       3.95%       3.61%
Portfolio turnover rate ............................................        89%           147%         210%        233%        258%

-------
(1) Total return figures do not include the effect of any sales load.
 #  Short periods have been annualized.
 *  Commencement of offering of class of shares.
++  In 1994 TFI changed its fiscal year-end from October 31 to August 31.

                       See notes to financial statements.

Chase Vista Mutual Funds
Financial Highlights (unaudited) (continued)
--------------------------------------------------------------------------------

                                                                                    New York Tax Free Income Fund
                                                          --------------------------------------------------------------------------
                                                                                                Class A
                                                          --------------------------------------------------------------------------
                                                            09/01/97         Year Ended August 31,           11/1/93        Year
                                                            Through   ------------------------------------   Through        Ended
                                                            02/28/98      1997        1996        1995      8/31/94++     10/31/93
                                                          ----------- ----------- ----------- ------------  ----------- ------------
Per Share Operating Performance
Net Asset Value, Beginning of Period ....................   $ 11.80     $ 11.39    $  11.47      $ 11.30     $ 12.27      $ 11.18
                                                            -------     -------    --------      -------     -------      -------
 Income from Investment Operations:
  Net Investment Income .................................     0.270       0.555       0.555        0.570       0.473        0.592
  Net Gains or Losses on Securities
   (both realized and unrealized) .......................     0.378       0.432      (0.077)       0.167      (0.688)       1.281
                                                            -------     -------    --------      -------     -------      -------
  Total from Investment Operations ......................     0.648       0.987       0.478        0.737      (0.215)       1.873
                                                            -------     -------    --------      -------     -------      -------
 Less Distributions:
  Dividends from Net Investment Income ..................     0.270       0.554       0.558        0.567       0.472        0.591
  Distributions from Capital Gains ......................     0.117       0.023          --           --       0.283        0.194
                                                            -------     -------    --------      -------     -------      -------
  Total Distributions ...................................     0.387       0.577       0.558        0.567       0.755        0.785
                                                            -------     -------    --------      -------     -------      -------
Net Asset Value, End of Period ..........................   $ 12.06     $ 11.80    $  11.39      $ 11.47     $ 11.30      $ 12.27
                                                            =======     =======    ========      =======     =======      =======
Total Return (1) ........................................      5.53%       8.85%       4.20%        6.82%      (1.81%)      17.31%

Ratios/Supplemental Data:
 Net assets, end of period (000 omitted) ................   $91,227     $83,208    $ 96,102     $104,168    $103,113     $120,809
Ratios to average net assets:#
 Ratio of expenses ......................................      0.85%       0.90%       0.90%        0.85%       0.76%        0.75%
 Ratio of net investment Income .........................      4.54%       4.77%       4.76%        5.11%       4.89%        4.86%
 Ratio of expenses without waivers
  and assumption of expenses ............................      1.19%       1.18%       1.27%        1.37%       1.25%        1.11%
 Ratio of net investment income without
  waivers and assumption of expenses ....................      4.20%       4.49%       4.39%        4.59%       4.40%        4.50%
Portfolio turnover rate .................................        54%        107%        156%         122%        162%         150%



                                                                                     New York Tax Free Income Fund
                                                               --------------------------------------------------------------------
                                                                                               Class B
                                                               --------------------------------------------------------------------
                                                                09/01/97                 Year Ended August 31,          11/41/93*
                                                                 Through     ----------------------------------------    Through
                                                                02/28/98         1997          1996           1995      8/31/94++
                                                               ---------     ------------  -------------  -----------   ---------
Per Share Operating Performance
Net Asset Value, Beginning of Period .........................  $ 11.76        $ 11.33       $ 11.41        $ 11.27      $  12.11
                                                                -------        -------       -------        -------      --------
  Net Investment Income ......................................    0.223          0.465         0.469          0.485         0.419
  Net Gains or Losses on Securities
   (both realized and unrealized) ............................    0.381          0.430        (0.086)         0.162        (0.543)
                                                                -------        -------       -------        -------      --------
  Total from Investment Operations ...........................    0.604          0.895         0.383          0.647        (0.124)
                                                                -------        -------       -------        -------      --------
 Less Distributions:
  Dividends from Net Investment Income .......................    0.217          0.442         0.463          0.507         0.433
  Distributions from Capital Gains ...........................    0.117          0.023            --            --          0.283
                                                                -------        -------       -------        -------      --------
  Total Distributions ........................................    0.334          0.465         0.463          0.507         0.716
                                                                -------        -------       -------        -------      --------
Net Asset Value, End of Period ...............................  $ 12.03        $ 11.76         11.33        $ 11.41      $  11.27
                                                                =======        =======         =====        =======      ========
Total Return (1) .............................................     5.18%          8.03%         3.46%          5.99%        (1.11%)

Ratios/Supplemental Data:
 Net assets, end of period (000 omitted) .....................  $14,185        $13,501        13,667        $10,633      $  7,234
Ratios to average net assets:#
 Ratio of expenses ...........................................     1.64%          1.64%         1.65%          1.61%         1.51%
 Ratio of net investment Income ..............................     3.75%          4.03%         4.01%          4.35%         4.28%
 Ratio of expenses without waivers
  and assumption of expenses .................................     1.69%          1.68%         1.76%          1.87%         1.76%
 Ratio of net investment income without
  waivers and assumption of expenses .........................     3.70%          3.99%         3.90%          4.09%         4.03%
Portfolio turnover rate ......................................       54%           107%          156%           122%          162%

-------

(1) Total return figures do not include the effect of any sales load.
 #  Short periods have been annualized.
 *  Commencement of offering of class of shares.
++  In 1994 NYTFI changed its fiscal year-end from October 31 to August 31.

                       See notes to financial statements.

Chase Vista Mutual Funds
Financial Highlights (unaudited) (continued)
--------------------------------------------------------------------------------

                                                                               California Intermediate Tax Free Fund
                                                              --------------------------------------------------------------------
                                                               09/01/97         Year Ended August 31,         11/1/94     7/15/93*
                                                               Through   -----------------------------------  Through     Through
                                                               02/28/98      1997        1996        1995     8/31/94++   10/31/93
                                                              ---------- ----------- ----------- -----------  ---------- ---------
Per Share Operating Performance

Net Asset Value, Beginning of Period .......................   $ 10.07     $  9.81     $ 9.89      $ 9.69     $ 10.30     $ 10.22
                                                               -------     -------     ------      ------     -------     -------
 Income from Investment Operations:
  Net Investment Income ....................................     0.224       0.461      0.473       0.505       0.320       0.166
  Net Gains or Losses on Securities
   (both realized and unrealized) ..........................     0.230       0.256      0.013       0.200      (0.408)      0.081
                                                               -------     -------     ------      ------     -------     -------
  Total from Investment Operations .........................     0.454       0.717      0.486       0.705      (0.088)      0.247
                                                               -------     -------     ------      ------     -------     -------
 Less Distributions:
  Dividends from Net Investment Income .....................     0.225       0.324      0.476       0.505       0.404       0.165
  Distributions from Capital Gains .........................     0.100       0.134      0.090          --       0.118          --
                                                               -------     -------     ------      ------     -------     -------
  Total Distributions ......................................     0.325       0.458      0.566       0.505       0.522       0.165
                                                               -------     -------     ------      ------     -------     -------
Net Asset Value, End of Period .............................   $ 10.20     $ 10.07     $ 9.81      $ 9.89     $  9.69     $ 10.30
                                                               =======     =======     ======      ======     =======     =======
Total Return (1) ...........................................      4.57%       7.46%      5.00%       7.55%      (0.86%)      2.42%

Ratios/Supplemental Data:
 Net Assets, End of Period (000 omitted) ...................   $24,256     $25,525    $28,298     $32,746     $36,264     $41,728
Ratios to average net assets:#
 Ratio of expenses .........................................      0.60%       0.60%      0.60%       0.52%       0.52%       0.52%
 Ratio of net investment income ............................      4.45%       4.65%      4.77%       5.24%       4.88%       4.83%
 Ratio of expenses without waivers
  and assumption of expenses ...............................      1.43%       1.33%      1.47%       1.40%       1.37%       1.33%
 Ratio of net investment income
  without waivers and assumption
  of expenses ..............................................      3.62%       3.92%      3.90%       4.36%       4.03%       4.02%
Portfolio turnover rate ....................................        14%         66%       188%         94%         93%         40%


-------
(1) Total return figures do not include the effect of any sales load.
 #  Short periods have been annualized.
 +  Commencement of operations.
++  In 1994 CITF changed its fiscal year-end from October 31 to August 31.


                       See notes to financial statements.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

Chase Vista Service Center
P.O. Box 419392
Kansas City, MO 64179

Investment Adviser, Administrator,
Shareholder and Fund Servicing Agent
and Custodian
The Chase Manhattan Bank

Distributor
Vista Fund Distributors, Inc.

Transfer Agent
DST Systems, Inc.

Legal Counsel
Simpson Thacher & Bartlett

Independent Accountants
Price Waterhouse LLP

Chase Vista Funds are distributed by Vista
Fund Distributors, Inc. which is unaffiliated with The Chase Manhattan Bank. Chase and its respective affiliates receive compensation from
Chase Vista Funds for providing investment advisory and other services.

This report is submitted for the general information of the shareholders of the funds.
It is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by a prospectus.

The financial information in this report has been taken from the books and records of the Funds without examination by independent accountants, who express no opinion thereto.

To obtain a prospectus for any of the Chase
Vista Funds, call 1-800-34-VISTA. The
prospectus contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.



April 1998                                                           CVIS-3-498